As filed with the Securities and Exchange Commission on July 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417

                           California Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          44 Montgomery St. Suite 2100, San Francisco, California 94104
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)
                                 Steve C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
                     ---------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2005

                                       1

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Item 1. Schedule of Investments.

California Investment Trust

Quarterly Portfolio of Investments
5/31/2005

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CALIFORNIA INSURED INTERMEDIATE FUND
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Portfolio of Investments, 5/31/05 (unaudited)                                   Par Value      Rate       Maturity        Value
LONG TERM SECURITIES (93.06%)
ANAHEIM PUBLIC FINANCING AUTHORITY
Convention Center Project; Series A                                        $     500,000       5.25%     8/1/2013   $     560,230

BEVERLY HILL PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A                                          $     500,000       5.25%     6/1/2013   $     562,640

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                     $     500,000       5.60%    10/1/2010   $     560,730

CALIFORNIA STATE ECONOMIC RECOVERY
General Obligation; Series A                                               $     600,000       5.00%     7/1/2011   $     660,648

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Lassen County; 2001 Series A                              $     400,000       5.25%     6/1/2011   $     443,868
Lease Revenue Refunding Bonds; 2001 Series A                               $     500,000       5.25%     6/1/2012   $     558,115

CALIFORNIA, STATE OF
General Obligation Bonds; 1996                                             $     500,000       5.20%     6/1/2007   $     523,115

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                            $     300,000       7.25%     8/1/2009   $     348,015
Water System Improvement Projects; Series 2001A                            $     500,000       6.00%     8/1/2012   $     577,110

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series A                                   $     400,000       6.15%     2/1/2009   $     443,584

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                         $     500,000       5.00%     5/1/2012   $     552,395

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                         $     400,000       8.50%     8/1/2007   $     446,928

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                    $     550,000       5.25%     7/1/2012   $     611,540

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                    $     500,000       5.50%     8/1/2012   $     568,475

FRESNO, CITY OF
Water System Revenue Refuding; Series A                                    $     500,000       6.00%     6/1/2011   $     577,205

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                       $     600,000       5.20%    11/1/2009   $     652,728

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding , Project 1                                 $     300,000       5.38%     5/1/2012   $     315,036

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                          $     500,000       5.50%     7/1/2008   $     538,835

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                  $     500,000       5.25%     7/1/2014   $     553,615

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                    $     400,000       6.00%     7/1/2007   $     425,800

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                   $     500,000       5.00%     2/1/2008   $     527,830

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                  $     400,000       6.90%    6/30/2008   $     445,852

MONTEREY, COUNTY OF
Certificates of Participation                                              $     600,000       5.25%     8/1/2014   $     664,878

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds                                    $     500,000       5.00%     8/1/2014   $     556,615
General Obligation Bonds; 2002 Series A                                    $     500,000       5.00%     8/1/2012   $     552,655

NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                              $     200,000       5.00%     2/1/2009   $     213,976

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                        $     600,000       5.15%     5/1/2007   $     626,808

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                            $     500,000       5.50%    10/1/2012   $     568,490

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                           $     325,000       5.00%    2/15/2009   $     348,507
Measure M Sales Tax Revenue Bonds; Series 1998 A                           $     500,000       5.50%    2/15/2007   $     522,865

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series B                                         $     400,000       5.00%     7/1/2007   $     418,012

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                    $     385,000       5.25%     7/1/2012   $     408,947

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                               $     500,000       5.00%     7/1/2015   $     553,830

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                    $     500,000       5.10%    5/15/2010   $     525,260

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B               $     450,000       5.50%     5/1/2009   $     483,827

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                    $     500,000       5.00%    11/1/2013   $     549,875

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                           $     300,000       5.00%     6/1/2011   $     330,387

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                         $     400,000       5.50%    5/15/2010   $     443,936

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                            $     500,000       5.50%     1/1/2013   $     568,940

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                        $     500,000       5.75%     9/1/2010   $     564,130

WALNUT, CITY OF
Public Fiancing Authority Tax Allocation                                   $     500,000       5.38%     9/1/2013   $     561,930
                                                                                                                    -------------
Total Long Term Securities                                                                                          $  20,918,162
                                                                                                                    -------------

VARIABLE RATE DEMAND NOTES (3.49%)*

CALIFORNIA, STATE OF
General Obligation; Series A                                               $     200,000       2.89%     6/1/2005   $     200,000

IRVINE, CITY OF
Assessment District 87-8                                                   $     384,000       2.93%     6/1/2005   $     384,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                $     100,000       2.93%     6/1/2005   $     100,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                   $     100,000       2.93%     6/1/2005   $     100,000
                                                                                                                    -------------
Total Variable Rate Demand Notes                                                                                    $     784,000
                                                                                                                    -------------

TAX AND REVENUE ANTICIPATION NOTES (2.26%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Revenue Anticipation Notes; Series 2005 A-C                                $     500,000       4.00%   11/15/2006   $     508,515
                                                                                                                    -------------
Total Tax and Revenue Anticipation Notes                                                                            $     508,515
                                                                                                                    -------------

Total Investments (Cost $21,671,182 (a) (98.81%)                                                                    $  22,210,677
Other Net  Assets (1.19%)                                                                                           $     267,764
                                                                                                                    -------------
Net Assets (100%)                                                                                                   $  22,478,441
                                                                                                                    -------------

* stated maturity reflects next reset date

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                                                    21,671,182
Unrealized Appreciation                                                                                                   553,560
Unrealized Depreciation                                                                                                   (24,065)
                                                                                                                    -------------
Net Unrealized Appreciation(Depreciation)                                                                                 529,495
                                                                                                                    -------------

                                        2
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
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CALIFORNIA TAX-FREE MONEY MARKET
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Portfolio of Investments, 5/31/05 (unaudited)                                  Par Value       Rate      Maturity           Value

VARIABLE RATE DEMAND NOTES (74.39%)*
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                              $   1,500,000       2.91%     6/2/2005   $   1,500,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                      $     300,000       2.89%     6/1/2005   $     300,000
Power Supply Revenue Bonds; Series B4                                      $     300,000       2.93%     6/1/2005   $     300,000
Power Supply Revenue Bonds; Series 2002B6                                  $     100,000       2.93%     6/1/2005   $     100,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Scripps Hospital; Series B                                                 $   2,000,000       2.82%     6/1/2005   $   2,000,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corportation; Series B                                                $     850,000       2.93%     6/1/2005   $     850,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Gemological Institute of America; Special Tax; Series 2001                 $   1,800,000       2.91%     6/2/2005   $   1,800,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                   $   2,000,000       2.95%     6/2/2005   $   2,000,000
General Obligation; Series A                                               $   1,000,000       2.89%     6/1/2005   $   1,000,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                               $   2,000,000       2.91%     6/1/2005   $   2,000,000

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series B                                    $   1,500,000       2.90%     6/2/2005   $   1,500,000

IRVINE RANCH WATER DISTRICT
Certificates of Participation, 1986 Capital Improvement Projects           $     200,000       2.89%     6/1/2005   $     200,000
Consolidated Bonds; Series 1995                                            $     600,000       2.89%     6/1/2005   $     600,000
General Obligation; Consolidated Series 1993                               $     600,000       2.93%     6/1/2005   $     600,000
Sewer Bonds; 1988 Series A; District 282                                   $     250,000       2.89%     6/1/2005   $     250,000
Sewer Bonds; Series A                                                      $     600,000       2.89%     6/1/2005   $     600,000
Waterworks Bonds; 1988 Series A, District 182                              $     400,000       2.89%     6/1/2005   $     400,000

IRVINE UNIFIED SCHOOL DISTRICT
Community Facilities District No. 01-01; Series 2003                       $     400,000       2.93%     6/1/2005   $     400,000

IRVINE, CITY OF
Assessment District 93-14                                                  $     300,000       2.89%     6/1/2005   $     300,000
Assessment District 94-13                                                  $     300,000       2.93%     6/1/2005   $     300,000
Assessment District 97-17                                                  $     100,000       2.93%     6/1/2005   $     100,000
Assessment District 87-8                                                   $     100,000       2.93%     6/1/2005   $     100,000

KERN, COUNTY OF
Certificates of Participation; 1986 Series C                               $     500,000       2.90%     6/1/2005   $     500,000
Tax revenue Refunding Bonds; 1993 Series A                                 $   2,000,000       2.90%     6/2/2005   $   2,000,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1992; Series A                          $   2,000,000       2.91%     6/1/2005   $   2,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2002 Series A                                  $   2,000,000       2.92%     6/2/2005   $   2,000,000
Water System Revenue Bonds; 2001 Series B-2                                $     400,000       2.93%     6/1/2005   $     400,000

LOS ANGELES, COUNTY OF
Rowland Heights Preservation                                               $   1,400,000       2.99%     6/1/2005   $   1,400,000
Pension Obligation Refunding Bonds                                         $   2,000,000       2.91%     6/1/2005   $   2,000,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                       $     700,000       2.89%     6/1/2005   $     700,000
Water Revenue Bonds, Series 2000 B-1                                       $     400,000       2.93%     6/1/2005   $     400,000
Water Revenue Refunding Bonds; 1996 Series A                               $   1,885,000       2.90%     6/1/2023   $   1,885,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                  $     800,000       2.94%     6/1/2005   $     800,000
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                  $     500,000       2.94%     6/1/2005   $     500,000
Hoag Memorial Hospital Presbyterian; Series C                              $     500,000       2.94%     6/1/2005   $     500,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                            $   1,900,000       2.92%     6/1/2005   $   1,900,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                       $     550,000       2.93%     6/1/2005   $     550,000
Certificates of Participation; Series 2000-A                               $     600,000       2.93%     6/1/2005   $     600,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                                    $   2,000,000       2.91%     6/1/2005   $   2,000,000

ORANGE, COUNTY OF
Revenue Bonds, Niguel Summit II, Issue U of 1985                           $   1,900,000       2.95%     6/7/2005   $   1,900,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                            $   2,000,000       2.90%     6/1/2005   $   2,000,000

SAN BERNARDINO, COUNTY OF
Medical Center Financing Project; Series 1998                              $   1,000,000       2.82%     6/1/2005   $   1,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                            $   1,900,000       2.85%     6/2/2005   $   1,900,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                    $   1,720,000       2.89%     6/2/2005   $   1,720,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue                                                              $   2,000,000       2.91%     6/1/2005   $   2,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                   $     600,000       2.93%     6/1/2005   $     600,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                     $   2,000,000       2.90%     6/2/2005   $   2,000,000
                                                                                                                    -------------
Total Variable Rate Demand Notes                                                                                    $  50,455,000
                                                                                                                    -------------

TAX AND REVENUE ANTICIPATION NOTES (13.28%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
J Paul Getty Trust; Series B                                               $   1,500,000       2.25%     2/2/2006   $   1,500,000

CALIFORNIA, STATE OF
2004-05 Revenue Anticipation Notes Series D                                $   3,000,000       3.00%    6/30/2005   $   3,002,523

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes; Series A                               $   2,000,000       3.00%    6/30/2005   $   2,002,190

SANTA BARBARA COUNTY SCHOOLS FINANCING AUTHORITY
Tax and Revenue Anticipation Notes                                         $   1,500,000       3.00%    6/30/2005   $   1,501,618

SANTA BARBARA, COUNTY OF
Tax and Revenue Anticipation Notes; Series A                               $   1,000,000       3.00%    7/26/2005   $   1,002,135
                                                                                                                    -------------
Total Tax and Revenue Anticipation Notes                                                                            $   9,008,466
                                                                                                                    -------------

COMMERCIAL PAPER (11.80%)

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series                                                        $   2,000,000       2.75%     6/9/2005   $   2,000,000

LOS ANGELES, COUNTY OF
Capital Asset Leasing Corp.                                                $   2,000,000       2.05%     6/2/2005   $   2,000,000

SAN DIEGO COUNTY SCHOOL DISTRICT
General Obligation Bonds; Series A                                         $   2,000,000       3.25%    7/25/2005   $   2,004,834

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper                                                           $   2,000,000       2.75%     6/7/2005   $   2,000,000
                                                                                                                    -------------
Total Commercial Paper                                                                                              $   8,004,834
                                                                                                                    -------------

                                                                                                                    -------------
Total Investments (Cost $67,468,300) (a) (99.47%)                                                                   $  67,468,300
                                                                                                                    -------------
Other Net Assets (0.53%)                                                                                            $     356,692
                                                                                                                    -------------
Net Assets (100%)                                                                                                   $  67,824,992
                                                                                                                    -------------

* Stated maturity reflects next reset date
(a) Aggregate cost is $67,468,300


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CALIFORNIA TAX-FREE INCOME FUND
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Portfolio of Investments, 5/31/05 (unaudited)                                  Par Value       Rate      Maturity           Value
Long Term Securities (93.15%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley AC                              $   2,500,000       5.00%    12/1/2016   $   2,760,450
Water System Revenue Bonds, Central Valley J-1; Unrefunded                 $   1,695,000       7.00%    12/1/2011   $   2,062,188
Water System Revenue Bonds, Central Valley J-3; Unrefunded                 $   2,070,000       7.00%    12/1/2011   $   2,518,424

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                        $   2,500,000       5.25%     1/1/2017   $   2,698,875
Revenue Bonds (Occidental College); Series 2005A                           $   3,165,000       5.00%     10/01/30   $   3,380,790
Stanford University Revenue Bonds; Series P                                $   3,000,000       5.25%    12/1/2013   $   3,421,710

CALIFORNIA STATE DEPARTMENT TRANSPORTATION
Federal Highway Grant Anticipation Bonds; Series A                         $   2,000,000       5.00%     2/1/2015   $   2,225,060

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                            $   2,500,000       6.50%     9/1/2017   $   2,986,350
University of California Projects; 1993 Series A                           $   5,000,000       5.50%     6/1/2014   $   5,645,750

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A            $   2,160,000       5.50%    10/1/2014   $   2,486,030

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series 2004A & B                                  $   2,000,000       5.00%     7/1/2016   $   2,159,620
General Obligation Bonds                                                   $   3,000,000       6.25%     9/1/2012   $   3,433,440
General Obligation Bonds; 2005                                             $   4,000,000       5.00%     5/1/2027   $   4,217,360

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                            $   2,090,000       7.25%     8/1/2009   $   2,424,505

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                              $   2,000,000       6.25%    10/1/2012   $   2,279,520

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                     $   1,080,000       5.00%     9/1/2016   $   1,161,216

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                                 $   2,000,000       5.25%     6/1/2014   $   2,212,680

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                              $   1,000,000       6.00%     7/1/2012   $   1,161,050

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                          $   2,555,000       6.60%     8/1/2016   $   2,991,087
Series General Obligation Refunding Bonds; 2004 Series A                   $   2,890,000       5.00%     8/1/2026   $   3,104,322

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                               $   1,015,000       7.30%     9/1/2009   $   1,183,500

LOS ANGELES COMMUNITIES REDEVLOPMENT AGENCY
Bunker Hill Project; Series A                                              $   4,000,000       5.00%    12/1/2027   $   4,245,320

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                         $   2,500,000       6.00%    8/15/2010   $   2,842,050

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                          $   3,540,000       6.50%     7/1/2010   $   3,972,730

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2001 Series A                                  $   2,000,000       5.25%     7/1/2015   $   2,200,580

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                    $   2,450,000       6.00%     7/1/2014   $   2,918,783
General Obligation Refunding Bonds; Series 2004 A2                         $     500,000       5.00%     7/1/2018   $     545,310

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                         $   1,500,000       6.13%     7/1/2013   $   1,734,120

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                              $   1,000,000       7.00%     5/1/2013   $   1,213,110

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                       $   2,000,000       5.00%     8/1/2028   $   2,129,980

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                        $   2,000,000       5.50%     2/1/2014   $   2,243,800
Central District Redevelopment Project; Series 2005                        $   1,000,000       5.00%     9/1/2022   $   1,078,990

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                    $   1,050,000       5.50%    2/15/2011   $   1,179,812

RIVERSIDE, COUNTY OF
Leasehold Revenue Bonds; 1997 Series C                                     $   1,635,000       5.00%     6/1/2008   $   1,729,928

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                         $   1,000,000       5.00%     9/1/2030   $   1,055,770

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH
Special Tax Revenue Bonds; 1996 Series A                                   $   1,575,000       6.00%     9/1/2016   $   1,888,094

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                        $   2,890,000       5.00%     7/1/2016   $   3,203,999

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                             $   2,950,000       6.75%     7/1/2011   $   3,526,430

SAN JOSE REDEVELOPMENT AGENCY
Unrefunded Balanced Merged Area                                            $   2,685,000       6.00%     8/1/2010   $   3,050,267

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                    $   1,440,000       5.25%     7/1/2016   $   1,641,384

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1999 Series A                                           $   4,000,000       5.25%     6/1/2015   $   4,336,120

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                      $   2,500,000       5.70%     8/1/2022   $   2,786,200

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                               $   1,750,000       5.75%   11/15/2013   $   2,033,920
Lease Revenue Refunding Bonds; 1997 Series A                               $   2,000,000       6.00%   11/15/2012   $   2,339,600

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                $   4,000,000       7.00%     7/1/2010   $   4,478,800

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                        $   1,045,000       7.25%     8/1/2010   $   1,246,382

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                               $   1,815,000       5.00%   11/15/2012   $   2,002,036

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                $   2,400,000       6.00%     8/1/2011   $   2,770,776

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                $   3,585,000       6.75%     7/1/2013   $   4,298,415
Water System Revenue Bonds, 2005 Series A                                  $   2,000,000       5.00%    3/01/2016   $   2,218,000

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                           $   1,000,000       5.00%    5/15/2008   $   1,060,810
UC San Diego Medical Center; Series 2000                                   $   2,500,000       5.13%    12/1/2016   $   2,721,000

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                          $   2,000,000       6.25%     1/1/2012   $   2,264,860
                                                                                                                    -------------
Total Long Term Securities                                                                                          $ 133,471,303
                                                                                                                    -------------

VARIABLE RATE DEMAND NOTES (4.12%)*

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                  $     150,000       2.93%     6/1/2005   $     150,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                    $   1,400,000       2.87%     6/1/2005   $   1,400,000

CALIFORNIA, STATE OF
General Obligation; Series A                                               $   1,000,000       2.89%     6/1/2005   $   1,000,000

IRVINE RANCH WATER DISTRICT
Consolidated Bonds; Series 1995                                            $     500,000       2.89%     6/1/2005   $     500,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                       $     200,000       2.89%     6/1/2005   $     200,000
Water Revenue Bonds; Series 2001 C-2                                       $     100,000       2.93%     6/1/2005   $     100,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                  $     300,000       2.94%     6/1/2005   $     300,000
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                  $     700,000       2.94%     6/1/2005   $     700,000
Hoag Memorial Hospital Presbyterian; Series C                              $   1,450,000       2.94%     6/1/2005   $   1,450,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                       $     100,000       2.93%     6/1/2005   $     100,000
                                                                                                                    -------------
Total Variable Rate Demand Notes                                                                                    $   5,900,000
                                                                                                                    -------------

TAX AND REVENUE ANTICIPATION NOTES (1.40%)

CALIFORNIA, STATE OF
2004-05 Revenue Anticipation Notes Series D                                $   2,000,000       3.00%    6/30/2005   $   2,000,260
                                                                                                                    -------------
Total Tax and Revenue Anticipation Notes                                                                            $   2,000,260
                                                                                                                    -------------

Total Investments (Cost $130,387,595) (a) (98.66%)                                                                  $ 141,371,563
Other Net Assets (1.34%)                                                                                            $   1,917,570
                                                                                                                    -------------
Net Assets (100%)                                                                                                   $ 143,289,133
                                                                                                                    -------------

* stated maturity reflects next reset date

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                                                   130,387,595
Unrealized Appreciation                                                                                                11,110,629
Unrealized Depreciation                                                                                                   126,661
                                                                                                                    -------------
Net Unrealized Appreciation(Depreciation)                                                                              10,953,968
                                                                                                                    -------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date  July 29, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date July 29, 2005


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 29,2005